Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 2,257,522	₩ 1,824,649	₩ 3,541,597	₩ 4,218,099
Deposits in banks	905,982	1,722,618
Trade accounts and notes receivable	3,218,093	2,358,914
Non-trade receivables	112,739	146,921
Accrued income	14,246	22,505
Deposits	18,378	26,586
Loans	59,884	88,868
Lease receivables	4,130	11,058
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	2,257,519	1,823,573
Deposits in banks	905,982	1,722,618
Trade accounts and notes receivable	3,218,093	2,358,914
Non-trade receivables	112,739	146,921
Accrued income	14,246	22,505
Deposits	18,378	26,586
Loans	59,884	88,868
Lease receivables	4,130	11,058
Financial assets carried at amortized cost	6,590,971	6,201,043
Financial assets at fair value through profit or loss	172,830	231,877
Financial assets	6,763,801	6,432,920
Convertible securities [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	3,127	1,797
Convertible securities [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	3,127	1,797
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	169,703	230,080
Derivatives [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	₩ 169,703	₩ 230,080